Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ (58,990)	$ (57,429)	$ 36,262
Foreign currency translation adjustments	(920)	(4,946)	3,003
Comprehensive income (loss)	$ (59,910)	$ (62,375)	$ 39,265